Condensed Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,172,687	$ 1,021,069
Restricted cash	10,000	10,000
Accounts receivable, net	19,713	13,270
Prepaids and other current assets	649,357	245,030
Total current assets	1,851,757	1,289,369
Non-current assets:
Property and equipment, net	1,189	1,782
Intangible assets, net	1,235,875	1,168,623
Total non-current assets	1,237,064	1,170,405
Total assets	3,088,821	2,459,774
Current liabilities:
Accounts payable	179,123	760,535
Accrued and other liabilities	447,972	857,722
Note payable, net of discount	777,087	1,125,724
Warrant liability	23,861	289,165
Derivative liability	18,601	121,326
Liability to issue equity	0	33,297
Total current liabilities	1,446,644	3,187,769
Total liabilities	1,446,644	3,187,769
Stockholders' equity (deficit)
Common stock - $0.00001 par value, 200,000,000 authorized and 8,210,671 and 825,459 shares issued and outstanding (see Note 11)	82	8
Additional paid-in capital	49,560,800	43,553,523
Accumulated deficit	(47,918,705)	(44,281,526)
Total stockholders’ equity (deficit)	1,642,177	(727,995)
Total liabilities and stockholders’ equity (deficit)	$ 3,088,821	$ 2,459,774